COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable agreements
Payments due in
2018	10,000
2019	827
2020	441
2021	238
2022	201
Thereafter	3,428

Total	15,135

Schedule of contingent liabilities in respect of additional tax settlements
	December 31, 2017	December 31, 2016
Contingent liabilities for additional taxes other than income tax	732	354
Contingent liabilities for additional income taxes	2,591	2,588